LONG-TERM DEBT (2011 Credit Facilities) - Additional Information (Detail)			0 Months Ended		12 Months Ended					0 Months Ended		12 Months Ended						12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] HKD	Dec. 31, 2014 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2013 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2012 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2014 2011 Credit Facilities [Member] HKD	Dec. 31, 2013 2011 Credit Facilities [Member] HKD	Jun. 30, 2011 2011 Credit Facilities [Member] Hong Kong Interbank Offered Rate HIBOR [Member] Minimum [Member]	Jun. 30, 2011 2011 Credit Facilities [Member] Hong Kong Interbank Offered Rate HIBOR [Member] Maximum [Member]	Dec. 31, 2014 2011 Credit Facilities [Member] Term Loan Facility [Member] USD ($)	Dec. 31, 2014 2011 Credit Facilities [Member] Term Loan Facility [Member] HKD	Dec. 31, 2013 2011 Credit Facilities [Member] Term Loan Facility [Member] USD ($)	Dec. 31, 2013 2011 Credit Facilities [Member] Term Loan Facility [Member] HKD	Jun. 30, 2011 2011 Credit Facilities [Member] Term Loan Facility [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] Term Loan Facility [Member] HKD	Dec. 31, 2013 2011 Credit Facilities [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 2011 Credit Facilities [Member] Revolving Credit Facility [Member] HKD	Dec. 31, 2014 2011 Credit Facilities [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 2011 Credit Facilities [Member] Revolving Credit Facility [Member] HKD	Jun. 30, 2011 2011 Credit Facilities [Member] Revolving Credit Facility [Member] USD ($)	Jun. 30, 2011 2011 Credit Facilities [Member] Revolving Credit Facility [Member] HKD	Sep. 05, 2007 City of Dreams Project Facility [Member] USD ($)	Dec. 31, 2014 City of Dreams Project Facility [Member] Interest Rate Swap [Member]	Dec. 31, 2009 City of Dreams Project Facility [Member] Interest Rate Swap [Member]	Sep. 05, 2007 City of Dreams Project Facility [Member] Term Loan Facility [Member] USD ($)	Sep. 05, 2007 City of Dreams Project Facility [Member] Revolving Credit Facility [Member] USD ($)
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity																$ 802,241,000	6,241,440,000					$ 401,121,000	3,120,720,000	$ 1,750,000,000			$ 1,500,000,000	$ 250,000,000
Amount drawn down as of the date												802,241,000	6,241,440,000	802,241,000	6,241,440,000
Maturity date					Jun. 30, 2016
Voluntary prepayments, minimum amount			20,566,000	160,000,000
Limit of net proceeds of asset sale in excess of which will be subject to mandatory prepayment requirements			15,000,000
Limit of net other insurance proceeds in excess of which will be subject to mandatory prepayment requirements			15,000,000
Net assets restricted from distribution					3,559,000,000	3,220,000,000
Interest rate margin per annum added to HIBOR										1.75%	2.75%
Loan commitment fees recognized					2,808,000	2,453,000	1,324,000
Repayment of debt												256,717,000	1,997,260,800	128,358,000	998,630,400			212,488,000	1,653,154,570
Total outstanding borrowings	3,902,781,000	2,533,460,000			417,166,000	673,883,000		3,245,548,000	5,242,809,600
Amount available for future drawdown																		$ 401,121,000	3,120,720,000	$ 401,121,000	3,120,720,000
Fixed interest rate per annum on notional amount of interest rate swap agreement, minimum																										1.96%
Fixed interest rate per annum on notional amount of interest rate swap agreement, maximum																										1.98%
Interest rate swap agreements, expiry date																									Expired during the year ended December 31, 2012